BASIC AND DILUTED EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
BASIC AND DILUTED EARNINGS PER SHARE
BASIC AND DILUTED EARNINGS PER SHARE

13.   BASIC AND DILUTED EARNINGS PER SHARE

The calculation of basic earnings per share for the years ended December 31, 2020, 2021 and 2022 is based on the net income attributable to ordinary owners of the Company of RMB 33,443, RMB 71,975 and RMB 66,153, respectively, and the weighted average number of shares of 121,071,209,646, 121,071,209,646 and 120,889,248,735, respectively.

The calculation of diluted earnings per share for the years ended December 31, 2020, 2021 and 2022 is based on the net income attributable to ordinary owners of the Company (diluted) of RMB 33,443, RMB 71,975 and RMB 66,153, respectively, and the weighted average number of shares of 121,071,209,646, 121,071,209,646 and 120,889,248,735, respectively, calculated as follows:

13.   BASIC AND DILUTED EARNINGS PER SHARE (Continued)

(i)Net income attributable to ordinary owners of the Company (diluted)

	2020	2021	2022
	RMB	RMB	RMB

Net income attributable to ordinary owners of the Company	33,443	71,975	66,153
Net income attributable to ordinary owners of the Company (diluted)	33,443	71,975	66,153

(ii)Weighted average number of shares (diluted)

	2020	2021	2022
	Number of	Number of	Number of
	shares	shares	shares

Weighted average number of shares as at December 31	121,071,209,646	121,071,209,646	120,889,248,735
Weighted average number of shares (diluted) as at December 31	121,071,209,646	121,071,209,646	120,889,248,735